U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name  and address of issuer:  Prudential
          Tax-Managed Funds, 100 Mulberry  Street,
          Gateway Center Three, Newark, NJ  07102-
          4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check    the box but do
       not list series or classes):

                                                       [X
                                                  ]

     3.   Investment Company Act File Number: File
          No. 811-09101
          Securities Act File Number: 333-66895

     4(a).Last day of fiscal year for which this notice is filed: October 31, 2000.

      (b).[x]  Check  box  if this Form  is  being
          filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is  being  filed  late,
          interest   must   be   paid    on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.
          Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule     24(f):
$155,910,411

          (ii)   Aggregate  price  of   securities
redeemed or
             repurchased during the fiscal year
                        (if           applicable):
$112,291,664

          iii)   Aggregate  price  of   securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
             11,1995 that were not previously used
              to  reduce registration fees payable
          to
                        the            Commission.
          $    0

        (iv)      Total available redemption credits

        [add     items    5(ii)    and    5(iii)].
        $112,291,664

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
                     from        item        5(i).
         $43,618,747
        (vi)      Redemption credits available for use

        in future years.

        -if item 5(i)is less than item 5(iv)

        [subtract item 5(i)from item (5(iv)]    $

          (vii)    Multiplier   for    determining
     registration
                fee.    (See   instruction   C.9):
        X   .000250

      (viii)    Registration fee due [multiply item

      5(v) by item 5 (vii)] enter "0" if
                  no       fee       is       due.
      =$10,905
      6.   Prepaid Shares

         If   the   response  to  item  5(i)   was
         determined by         deducting an amount
         of  securities that were registered under
         the  Securities Act of 1933  pursuant  to
         rule  24e-2  as in effect before  October
         11,  1997,  then  report  the  amount  of
         securities  (number of  shares  or  other
         units)  deducted  here:            .   If
         there  is  a  number of shares  or  other
         units  that  were registered pursuant  to
         rule 24e-2 remaining unsold at the end of
         the  fiscal year for which this  form  is
         filed  that are available for use by  the
         issuer in future fiscal years, then state
         that number here:              .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
      +$4.00

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                          line                 7]:
      =$10,909

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: January 31, 2001

         Method of Delivery:


      [x]
      Wire Transfer

      [ ]  Mail or other means





                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By          (Signature         and          Title)
/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary



Date: January 31, 2001




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